Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Schedule of movement in the net book values of property, plant and equipment

	As of December 31, 2025
		IT	Laboratory	Leasehold
In CHF thousands	Furniture	equipment	equipment	improvements	Total
Acquisition cost:
Balance at December 31, 2024	333	2,387	10,536	1,863	15,119
Additions	1	158	545	27	731
Disposals	—	—	(146)	—	(146)
Balance at December 31, 2025	334	2,545	10,935	1,890	15,704

Accumulated depreciation:
Balance at December 31, 2024	(258)	(2,056)	(9,053)	(1,101)	(12,468)
Depreciation expenses	(32)	(221)	(847)	(293)	(1,393)
Disposals	—	—	146	—	146
Balance at December 31, 2025	(290)	(2,277)	(9,754)	(1,395)	(13,715)

Carrying amount:
December 31, 2024	75	331	1,483	762	2,651
December 31, 2025	44	269	1,182	495	1,989

	As of December 31, 2024
		IT	Laboratory	Leasehold
In CHF thousands	Furniture	equipment	equipment	improvements	Total
Acquisition cost:
Balance at December 31, 2023	309	2,168	10,233	1,662	14,372
Additions	24	219	316	201	760
Disposals	—	—	(13)	—	(13)
Balance at December 31, 2024	333	2,387	10,536	1,863	15,119

Accumulated depreciation:
Balance at December 31, 2023	(212)	(1,851)	(8,101)	(832)	(10,996)
Depreciation expenses	(46)	(205)	(965)	(269)	(1,485)
Disposals	—	—	13	—	13
Balance at December 31, 2024	(258)	(2,056)	(9,053)	(1,101)	(12,468)

Carrying amount:
December 31, 2023	97	317	2,133	830	3,377
December 31, 2024	75	331	1,483	762	2,651